FAIR VALUE MEASUREMENTS - Credit Exposure to Insurance Companies (Details) - Life Insurance Carrier Concentration Risk	6 Months Ended
Jun. 30, 2023
Life Insurance Contract, Face Value | American General Life Insurance Company
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Concentration risk percentage	14.00%
Life Insurance Contract, Face Value | ReliaStar Life Insurance Company
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Concentration risk percentage	6.00%
Life Insurance Contract, Face Value | Lincoln National Life Insurance Company
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Concentration risk percentage	14.00%
Life Insurance Contract, Fair Value | American General Life Insurance Company
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Concentration risk percentage	11.00%
Life Insurance Contract, Fair Value | ReliaStar Life Insurance Company
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Concentration risk percentage	12.00%
Life Insurance Contract, Fair Value | Lincoln National Life Insurance Company
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Concentration risk percentage	12.00%